Accounts receivable and others (Details 3) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of provision matrix [line items]
Trade and other receivables	R$ 294,402	R$ 134,846
Current [member]
Disclosure of provision matrix [line items]
Trade and other receivables	5,642	106
31 to 90 days
Disclosure of provision matrix [line items]
Trade and other receivables	108	60
91 to 180 days
Disclosure of provision matrix [line items]
Trade and other receivables		2
181 to 360 days
Disclosure of provision matrix [line items]
Trade and other receivables	308	8
Over 360 days
Disclosure of provision matrix [line items]
Trade and other receivables	851	856
Current [member]
Disclosure of provision matrix [line items]
Trade and other receivables	49,885	34,305
31 to 90 days
Disclosure of provision matrix [line items]
Trade and other receivables	24,456	19,611
91 to 180 days
Disclosure of provision matrix [line items]
Trade and other receivables	12,000	9,159
181 to 360 days
Disclosure of provision matrix [line items]
Trade and other receivables	20,555	15,316
Over 360 days
Disclosure of provision matrix [line items]
Trade and other receivables	R$ 180,597	R$ 55,423